Related Party Transactions (Details) - USD ($)	1 Months Ended			3 Months Ended		9 Months Ended
	Dec. 23, 2019	Oct. 30, 2019	Sep. 20, 2019	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2020
Related Party Transactions (Textual)
Founder Shares Description					The Founder Shares included an aggregate of up to 825,000 shares subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Sponsor would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering and excluding the Placement Shares underlying the Placement Units).	The Founder Shares included an aggregate of up to 825,000 shares subject to forfeiture to the extent that the underwriter’s over-allotment option was not exercised in full or in part, so that the Sponsor would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering and excluding the Placement Shares underlying the Placement Units). As a result of the underwriter’s election to partially exercise their over-allotment option, 75,000 Founder Shares were forfeited and 750,000 Founder Shares are no longer subject to forfeiture.
Aggregate Issued Shares subject to forfeiture					750,000	825,000
Initial stockholders own converted percentage						20.00%
Sponsor for Aggregate Price					$ 300,000	$ 1,500,000
Aggregate Founder shares subject to forfeiture					750,000	75,000
Aggregate Shares are no longer subject to forfeiture						750,000
Description of related party transaction						The Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after an Acquisition Transaction, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company's stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Repayment of promissory note	$ 273,436
Sponsor total amount					$ 10,000	$ 10,000
Business combination working capital loans					$ 1,500,000
Business combination entity price					$ 10.00	$ 10.00
Accrued expenses				$ 1,993,631	$ 83,405	$ 1,993,631
Administrative fees				30,000	5,000	90,000
MTS Agreement [Member]
Related Party Transactions (Textual)
Sponsor fee				1,750,000		1,750,000
Administrative Service [Member]
Related Party Transactions (Textual)
Accrued expenses				$ 25,000	$ 5,000	$ 25,000
Initial Public Offering (Member)
Related Party Transactions (Textual)
Founder Shares Description		The Sponsor purchased 5,750,000 shares (the "Founder Shares") of the Company's Class B common stock for an aggregate price of $25,000. On December 12, 2019, the Company effected a 1.1 for 1 stock dividend for each Founder Share outstanding, resulting in the Sponsor holding an aggregate of 6,325,000 Founder Shares. The Founder Shares will automatically convert into Class A common stock upon consummation of a Business Combination on a one-for-one basis, subject to certain adjustments, as described in Note 7.
Initial stockholders own converted percentage		20.00%
Description of related party transaction		The Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination
Over-Allotment Option [Member]
Related Party Transactions (Textual)
Aggregate Founder shares subject to forfeiture					75,000
Sponsor [Member]
Related Party Transactions (Textual)
Cover expenses related to promisory note			$ 300,000